Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 7,556	$ 9,987
Due to container investors, net	13,918	16,132
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	6,795	7,348
Prepaid expenses and other current assets	414	89
Accounts payable and accrued expenses	(847)	(1,292)
Due from to related party	$ 6,362	$ 6,145